Intangible Assets	6 Months Ended
Jun. 30, 2026
Intangible Assets [abstract]
Intangible Assets

30. Intangible Assets

Cost	Intangible Assets
(Unaudited)
Balance as of January 1, 2026	$—
Additions	128
Transfers from property, plant & equipment	309
Balance at June 30, 2026	437

Accumulated Impairment
Balance as of January 1, 2026	—
Balance at June 30, 2026	$—

Carrying value
As of June 30, 2026	$437
As of December 31, 2025	$—

The balance relates to capitalized ERP system development costs incurred to date. The ERP system remains under construction and is not yet available for use; accordingly, no amortization has been recognized.